Loans and other financial assets at amortized cost - Details of loans (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans other than banks [Line Items]
Discounted present value		₩ (7,299)	₩ (6,656)
Allowance for credit losses		(1,886,710)	(1,908,524)
Total		336,799,510	302,794,182
Loans in local currency | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		273,283,542	249,264,947
Loans in foreign currencies | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	[1]	24,508,250	20,025,092
Domestic banker's usance | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		3,403,021	2,240,830
Credit card accounts | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		9,757,115	8,542,619
Bills bought in foreign currencies | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		5,310,080	5,763,427
Bills bought in local currency | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		265,275	133,650
Factoring receivables | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		17,406	38,017
Advances for customers on guarantees | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		26,766	31,300
Private placement bonds | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		519,150	353,585
Securitized loans | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		2,874,480	2,561,914
Call loans | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		3,481,219	2,352,034
Bonds purchased under resale agreements | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		10,332,858	10,145,749
Financial lease receivables | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		1,173,751	586,216
Installment financial bond | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		2,882,396	1,925,493
Others | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		159	380
Loan origination costs and fees | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount		₩ 858,051	₩ 744,109

[1]	It includes 50,088 million Won in collateral assets related to the sale of bonds under repurchase agreements at the end of the previous year.